PORTFOLIO OF INVESTMENTS – as of June 30, 2019 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.3% of Net Assets

	Aerospace & Defense – 4.2%
336,414	AAR Corp.	$12,376,671
308,425	Astronics Corp.(a)	12,404,854
256,718	Hexcel Corp.	20,763,352
308,607	Mercury Systems, Inc.(a)	21,710,502

		67,255,379

	Air Freight & Logistics – 0.7%
436,466	Air Transport Services Group, Inc.(a)	10,649,770

	Auto Components – 1.5%
106,958	Fox Factory Holding Corp.(a)	8,825,105
497,260	Stoneridge, Inc.(a)	15,688,553

		24,513,658

	Banks – 0.8%
301,973	Chemical Financial Corp.	12,414,110

	Biotechnology – 5.5%
430,196	Aimmune Therapeutics, Inc.(a)	8,956,681
121,407	Argenx SE, ADR(a)	17,188,803
144,670	Blueprint Medicines Corp.(a)	13,646,721
233,000	Genomic Health, Inc.(a)	13,553,610
164,935	Repligen Corp.(a)	14,176,163
127,950	Ultragenyx Pharmaceutical, Inc.(a)	8,124,825
302,155	Xencor, Inc.(a)	12,367,204

		88,014,007

	Building Products – 2.3%
355,316	AAON, Inc.	17,829,757
272,802	Trex Co., Inc.(a)	19,559,903

		37,389,660

	Chemicals – 1.3%
199,104	Ingevity Corp.(a)	20,939,768

	Construction & Engineering – 0.7%
546,423	Primoris Services Corp.	11,436,633

	Distributors – 1.6%
132,402	POOL CORP.	25,288,782

	Diversified Consumer Services – 4.9%
123,497	Bright Horizons Family Solutions, Inc.(a)	18,631,992
488,627	Chegg, Inc.(a)	18,856,116
206,737	Grand Canyon Education, Inc.(a)	24,192,364
1,130,559	Laureate Education, Inc., Class A(a)	17,761,082

		79,441,554

	Diversified Telecommunication Services – 1.9%
167,934	Bandwidth, Inc., Class A(a)	12,598,409

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Telecommunication Services – continued
292,249	Cogent Communications Holdings, Inc.	$17,347,900

		29,946,309

	Electrical Equipment – 1.5%
344,229	Generac Holdings, Inc.(a)	23,892,935

	Electronic Equipment, Instruments & Components – 1.9%
209,009	Novanta, Inc.(a)	19,709,549
62,248	Rogers Corp.(a)	10,742,760

		30,452,309

	Energy Equipment & Services – 2.2%
336,596	Apergy Corp.(a)	11,289,430
453,278	Cactus, Inc., Class A(a)	15,012,567
135,856	DMC Global, Inc.	8,606,478

		34,908,475

	Entertainment – 0.9%
719,810	IMAX Corp.(a)	14,540,162

	Food & Staples Retailing – 0.8%
382,578	Chefs’ Warehouse, Inc. (The)(a)	13,417,010

	Food Products – 1.3%
453,278	Freshpet, Inc.(a)	20,628,682

	Health Care Equipment & Supplies – 7.1%
539,426	AtriCure, Inc.(a)	16,096,472
216,552	CONMED Corp.	18,530,354
224,276	Insulet Corp.(a)	26,774,069
312,423	Merit Medical Systems, Inc.(a)	18,607,914
80,332	Penumbra, Inc.(a)	12,853,120
707,360	Wright Medical Group NV(a)	21,093,475

		113,955,404

	Health Care Providers & Services – 3.0%
133,311	Amedisys, Inc.(a)	16,185,288
272,257	BioTelemetry, Inc.(a)	13,109,175
160,482	LHC Group, Inc.(a)	19,190,438

		48,484,901

	Health Care Technology – 1.9%
408,749	HMS Holdings Corp.(a)	13,239,380
193,742	Medidata Solutions, Inc.(a)	17,535,589

		30,774,969

	Hotels, Restaurants & Leisure – 3.4%
282,798	Planet Fitness, Inc., Class A(a)	20,485,887
601,765	PlayAGS, Inc.(a)	11,704,329
246,903	Wingstop, Inc.	23,394,060

		55,584,276

Shares	Description	Value (†)
Common Stocks – continued

	Insurance – 5.1%
485,719	Goosehead Insurance, Inc., Series A	$23,217,369
237,998	James River Group Holdings Ltd.	11,162,106
329,417	Kinsale Capital Group, Inc.	30,135,067
474,178	Trupanion, Inc.(a)	17,132,051

		81,646,593

	IT Services – 6.0%
391,393	EVERTEC, Inc.	12,798,551
562,053	Evo Payments, Inc., Class A(a)	17,721,531
313,605	InterXion Holding NV(a)	23,862,205
345,410	Virtusa Corp.(a)	15,346,566
452,096	WNS Holdings Ltd., ADR(a)	26,764,083

		96,492,936

	Leisure Products – 0.6%
256,445	Malibu Boats, Inc., Class A(a)	9,962,888

	Life Sciences Tools & Services – 2.9%
196,287	Adaptive Biotechnologies Corp.(a)	9,480,662
661,560	NeoGenomics, Inc.(a)	14,514,626
232,000	PRA Health Sciences, Inc.(a)	23,002,800

		46,998,088

	Machinery – 7.4%
290,795	Albany International Corp., Class A	24,109,813
242,269	Chart Industries, Inc.(a)	18,625,641
783,513	Harsco Corp.(a)	21,499,597
520,615	Kornit Digital Ltd.(a)	16,482,671
143,762	Proto Labs, Inc.(a)	16,679,267
130,858	RBC Bearings, Inc.(a)	21,828,423

		119,225,412

	Pharmaceuticals – 3.0%
490,263	Horizon Therapeutics PLC(a)	11,795,728
158,301	MyoKardia, Inc.(a)	7,937,212
114,682	Reata Pharmaceuticals, Inc., Class A(a)	10,820,247
260,807	Supernus Pharmaceuticals, Inc.(a)	8,630,103
196,650	Zogenix, Inc.(a)	9,395,937

		48,579,227

	Professional Services – 1.9%
307,516	Huron Consulting Group, Inc.(a)	15,492,656
208,646	ICF International, Inc.	15,189,429

		30,682,085

	Semiconductors & Semiconductor Equipment – 2.2%
135,401	Monolithic Power Systems, Inc.	18,384,748
171,751	Silicon Laboratories, Inc.(a)	17,759,053

		36,143,801

	Software – 11.8%
204,193	Cornerstone OnDemand, Inc.(a)	11,828,901

Shares	Description	Value (†)
Common Stocks – continued

	Software – continued
290,614	Envestnet, Inc.(a)	$19,869,279
394,028	Five9, Inc.(a)	20,209,696
145,307	Globant S.A.(a)	14,683,272
175,840	Guidewire Software, Inc.(a)	17,826,659
109,593	HubSpot, Inc.(a)	18,687,798
369,855	Mimecast Ltd.(a)	17,275,927
133,584	PROS Holdings, Inc.(a)	8,450,524
279,254	Q2 Holdings, Inc.(a)	21,323,836
370,310	Rapid7, Inc.(a)	21,418,731
319,511	RealPage, Inc.(a)	18,803,222

		190,377,845

	Specialty Retail – 0.7%
345,501	National Vision Holdings, Inc.(a)	10,617,246

	Textiles, Apparel & Luxury Goods – 2.2%
203,738	Columbia Sportswear Co.	20,406,398
434,285	Steven Madden Ltd.	14,743,976

		35,150,374

	Thrifts & Mortgage Finance – 1.7%
266,714	Essent Group Ltd.(a)	12,532,891
525,431	NMI Holdings, Inc., Class A(a)	14,916,986

		27,449,877

	Trading Companies & Distributors – 1.4%
318,784	SiteOne Landscape Supply, Inc.(a)	22,091,731

	Total Common Stocks (Identified Cost $1,152,000,479)	1,549,346,856

Principal Amount	Description	Value (†)
Short-Term Investments – 6.6%
$106,657,303	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $106,670,635 on 7/01/2019 collateralized by $104,590,000 U.S. Treasury Note, 2.750% due 5/31/2023 valued at $108,793,054 including accrued interest(b) (Identified Cost $106,657,303)	$106,657,303

	Total Investments – 102.9% (Identified Cost $1,258,657,782)	1,656,004,159
	Other assets less liabilities – (2.9)%	(47,364,620)

	Net Assets – 100.0%	$1,608,639,539

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,549,346,856	$—	$—	$1,549,346,856
Short-Term Investments	—	106,657,303	—	106,657,303

Total	$1,549,346,856	$106,657,303	$—	$1,656,004,159

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2019 (Unaudited)

Software	11.8%
Machinery	7.4
Health Care Equipment & Supplies	7.1
IT Services	6.0
Biotechnology	5.5
Insurance	5.1
Diversified Consumer Services	4.9
Aerospace & Defense	4.2
Hotels, Restaurants & Leisure	3.4
Pharmaceuticals	3.0
Health Care Providers & Services	3.0
Life Sciences Tools & Services	2.9
Building Products	2.3
Semiconductors & Semiconductor Equipment	2.2
Textiles, Apparel & Luxury Goods	2.2
Energy Equipment & Services	2.2
Other Investments, less than 2% each	23.1
Short-Term Investments	6.6

Total Investments	102.9
Other assets less liabilities	(2.9)

Net Assets	100.0%